BUSINESS ACQUISITION (Details Narrative)			12 Months Ended
	Sep. 23, 2024 CNY (¥)	Jan. 10, 2023 shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Oct. 31, 2024 shares	Sep. 23, 2024 USD ($)
Business Acquisition [Line Items]
Common stock, shares issued | shares				37,163,379
Business acquisition, net revenue			$ 1,935,611	$ 83,733,206
Business acquisition, net income			305,443	(13,264,218)
Goodwill			$ 131,909,760	$ 141,402,327
Common Class A [Member]
Business Acquisition [Line Items]
Common stock, shares issued | shares			75,392,253		920,212
Ninjas in Pujamas Gaming AB [Member] | Class B One Preferred Shares [Member]
Business Acquisition [Line Items]
Business acquisition, share issued | shares		43,044,524
Equity stake percentage		40.00%
Jinyuanbao [Member] | Share Transfer Agreement [Member]
Business Acquisition [Line Items]
Equity stake percentage						90.00%
Cash consideration | ¥	¥ 900,000
Goodwill						$ 942